Note 20 - Business Segments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 IBM Japan [Member] USD ($)	Mar. 31, 2013 IBM Japan [Member] JPY (¥)	Mar. 31, 2012 IBM Japan [Member] JPY (¥)
Note 20 - Business Segments (Details) [Line Items]
Concentration Risk, Percentage				10.00%
Concentration Risk, Customer					one	one	one
Revenues (in Yen and Dollars)	$ 1,128,382	¥ 106,248,486	¥ 97,314,605	¥ 82,418,206	$ 142,908	¥ 13,456,203	¥ 14,396,722